Schedule of Related Party Transactions (Details) - 12 months ended Dec. 31, 2015	USD ($)	CAD
Related Party Transactions Schedule Of Related Party Transactions 1	$ 31
Related Party Transactions Schedule Of Related Party Transactions 2	495,683
Related Party Transactions Schedule Of Related Party Transactions 3	472,649
Related Party Transactions Schedule Of Related Party Transactions 4	458,976
Related Party Transactions Schedule Of Related Party Transactions 5	4,692
Related Party Transactions Schedule Of Related Party Transactions 6	18,845
Related Party Transactions Schedule Of Related Party Transactions 7	18,535
Related Party Transactions Schedule Of Related Party Transactions 8	250,000
Related Party Transactions Schedule Of Related Party Transactions 9	108,000
Related Party Transactions Schedule Of Related Party Transactions 10	0
Related Party Transactions Schedule Of Related Party Transactions 11 | CAD		CAD 0.20
Related Party Transactions Schedule Of Related Party Transactions 12 | CAD		CAD 0.50
Related Party Transactions Schedule Of Related Party Transactions 13	$ 0